Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Year	Summary Compensation Table Total for Ms. Rauch (1)	Compensation Actually Paid to Ms. Rauch (2)	Summary Compensation Table Total for Dr. Violin (1)	Compensation Actually Paid to Dr. Violin (2)	Summary Compensation Table Total for Mr. Myers (1)	Compensation Actually Paid to Mr. Myers (2)	Summary Compensation Table Total for Mr. Mahoney (1)	Compensation Actually Paid to Mr. Mahoney (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”) (5)	Peer Group TSR (6)	Net Income (6)
2024	—	—	—	—	—	—	$1,117,454	$(2,049,900)	$2,052,523	$788,907	$116.53	$93.49	$(269.90)
2023	—	—	$2,211,072	$(744,985)	$36,407,990	$6,248,440	$12,479,521	$22,376,680	$5,654,964	$8,294,872	$132.40	94.03	$(237.7)
2022	—	—	$4,646,740	$7,621,417	—	—	—	—	$2,067,217	$3,970,915	$177.57	89.90	$(129.90)
2021	$1,779,054	$1,961,634	$17,408,538	$14,862,020	—	—	—	—	$7,938,024	$7,613,295	$120.18	100.02	$(79.40)

(1)
The dollar amounts reported are the amounts of total compensation reported for (i) Ms. Rauch in the Summary Compensation Table for 2021 (the last covered year during which she served as our principal executive officer), (ii) Dr. Violin in the Summary Compensation Table for 2021, 2022 and 2023 (the covered years during which he served as our principal executive officer), (iii) Mr. Myers in the Summary Compensation Table for 2023 (the covered year during which he served as our principal executive officer), and (iv) Mr. Mahoney in the Summary Compensation Table for 2023 and 2024 (the covered years during which he has served as our principal executive officer).

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, these amounts reflect the values reported in the “Total” column of the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024 (Mr. Mahoney)
Summary Compensation Table Total	$1,117,454
Less, value of “Option Awards” reported in Summary Compensation Table	—
Less, value of “Stock Awards” reported in Summary Compensation Table	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,972,983)
Plus (less), change in fair value from prior year end to the vesting date of equity awards granted in prior years that vested in the year	(194,371)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	$(2,049,900)

(3)
The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our Chief Executive Officers) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs (excluding our Chief Executive Officers) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Beetham, Dr. Ciulla, Mr. Harmon, Dr. Katz and Ms. Tousignant; (ii) for 2023, Mr. Beetham and Mr. Harmon; (iii) for 2022, Mr. Humer and Dr. Katz; and (iv) for 2021, Mr. Humer and Dr. Katz.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our Chief Executive Officers), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our Chief Executive Officer) during the applicable year. In accordance with the SEC rules, these amounts reflect the values reported in the “Total” column of the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$2,052,523
Less, average value of “Option Awards” reported in Summary Compensation Table	(1,171,171)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	984,093
Plus, average fair value as of vesting date of equity awards granted and vested in the year	24,089
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(724,564)
Plus (less), average change in fair value from prior year end to the vesting date of equity awards granted in prior years that vested in the year	(376,063)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$788,907

(5)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.

(6)
Reflects the total shareholder return of the Nasdaq Biotechnology Total Return Index, which is the same peer group used for purposes of Item 201(e) of Regulation
S-K,
from December 31, 2020 through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends.

(7)	The dollar amounts reported represent the amount of net income, in millions, reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our Chief Executive Officers) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs (excluding our Chief Executive Officers) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Beetham, Dr. Ciulla, Mr. Harmon, Dr. Katz and Ms. Tousignant; (ii) for 2023, Mr. Beetham and Mr. Harmon; (iii) for 2022, Mr. Humer and Dr. Katz; and (iv) for 2021, Mr. Humer and Dr. Katz.
Peer Group Issuers, Footnote	Reflects the total shareholder return of the Nasdaq Biotechnology Total Return Index, which is the same peer group used for purposes of Item 201(e) of Regulation
S-K,
	from December 31, 2020 through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, these amounts reflect the values reported in the “Total” column of the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024 (Mr. Mahoney)
Summary Compensation Table Total	$1,117,454
Less, value of “Option Awards” reported in Summary Compensation Table	—
Less, value of “Stock Awards” reported in Summary Compensation Table	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,972,983)
Plus (less), change in fair value from prior year end to the vesting date of equity awards granted in prior years that vested in the year	(194,371)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	$(2,049,900)

Non-PEO NEO Average Total Compensation Amount	$ 2,052,523	$ 5,654,964	$ 2,067,217	$ 7,938,024
Non-PEO NEO Average Compensation Actually Paid Amount	$ 788,907	8,294,872	3,970,915	7,613,295
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our Chief Executive Officers), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our Chief Executive Officer) during the applicable year. In accordance with the SEC rules, these amounts reflect the values reported in the “Total” column of the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$2,052,523
Less, average value of “Option Awards” reported in Summary Compensation Table	(1,171,171)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	984,093
Plus, average fair value as of vesting date of equity awards granted and vested in the year	24,089
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(724,564)
Plus (less), average change in fair value from prior year end to the vesting date of equity awards granted in prior years that vested in the year	(376,063)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$788,907

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company Cumulative TSR and Peer Group Cumulative TSR
*	Compensation actually paid in thousands

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
*	Compensation actually paid and net income (loss) in thousands

Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Company Cumulative TSR and Peer Group Cumulative TSR
*	Compensation actually paid in thousands

Total Shareholder Return Amount	$ 116.53	132.4	177.57	120.18
Peer Group Total Shareholder Return Amount	93.49	94.03	89.9	100.02
Net Income (Loss)	(269.9)	(237.7)	(129.9)	(79.4)
Ms. Rauch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,779,054
PEO Actually Paid Compensation Amount				$ 1,961,634
PEO Name				Ms. Rauch
Dr. Violin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,211,072	4,646,740	$ 17,408,538
PEO Actually Paid Compensation Amount		$ (744,985)	$ 7,621,417	$ 14,862,020
PEO Name		Dr. Violin	Dr. Violin	Dr. Violin
Mr. Myers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 36,407,990
PEO Actually Paid Compensation Amount		$ 6,248,440
PEO Name		Mr. Myers
Mr. Mahoney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,117,454	$ 12,479,521
PEO Actually Paid Compensation Amount	$ (2,049,900)	$ 22,376,680
PEO Name	Mr. Mahoney	Mr. Mahoney
PEO | Mr. Mahoney [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mr. Mahoney [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Mahoney [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Mahoney [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,972,983)
PEO | Mr. Mahoney [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Mahoney [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,371)
PEO | Mr. Mahoney [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,171,171)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	984,093
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(724,564)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,089
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,063)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0